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                      Lord Abbett Investment Trust
                            90 Hudson Street
                    Jersey City, New Jersey 07302-3973



                                                         July 5, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lord Abbett Investment Trust
     1933 Act File No. 033-68090
     1940 Act File No. 811-07988

Ladies/Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 42 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on June 29, 2005.

  Please contact the undersigned at (201) 395-2177 if you have any questions or comments.

                                                          Sincerely yours,

                                                          /s/Leslie C. Leda
                                                          Leslie C. Leda
                                                          Legal Assistant
                                                          Lord, Abbett & Co. LLC